Retirement Benefits Plans Retirement Benefits Plans - Employer Contributions to Retirement Benefits Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans
Funding postretirement Medicare Part D prescription drug benefits into VEBA trust			$ 154
VEBA target trust allocation in diversified global equities		50.00%
VEBA target trust allocation in fixed income securities		50.00%
United States pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	191	311	264	313
Non-United States pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	112	102	108	90
Total pension plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Employer contributions to pension plans	$ 303	$ 413	$ 372	$ 403